Schedule II Valuation and Qualifying Accounts - Schedule of Valuation and Qualifying Accounts - Additional Information (Details)	12 Months Ended
Mar. 31, 2019 USD ($)
ASC 606 [Member]
Valuation And Qualifying Accounts Disclosure [Line Items]
Adjustments relate to changes in defined benefit pension plan and other postretirement benefit plan obligations	$ 132,000